Supplementary information on oil and gas activities (unaudited) - Summary of results of operations (Detail) - USD ($) $ in Thousands			12 Months Ended
	Apr. 15, 2025	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers			$ 2,474,197	$ 1,647,768	$ 1,168,774
Production costs, excluding depreciation
Operating and other costs			186,945	116,526	94,685
Royalties and others			271,665	184,441	128,723
Other non-cash costs related to the transfer of conventional assets			29,016	33,570	27,539
Depreciation, depletion and amortization			(738,903)	(437,699)	(276,430)
Operating profit (loss) before income tax	$ 302,962	$ 1,120,752	1,004,671	590,827	545,359
Income tax			(285,608)	(113,306)	(148,404)
Crude oil & natural gas operating profit (loss)			719,063	477,521	396,955
Oil And Gas Producing Activities [Member] | Argentina [Member]
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers			2,474,197	1,647,768	1,168,774
Total revenue			2,474,197	1,647,768	1,168,774
Production costs, excluding depreciation
Operating and other costs			(185,899)	(114,806)	(96,743)
Royalties and others			(345,349)	(243,950)	(176,813)
Other non-cash costs related to the transfer of conventional assets			(29,016)	(33,570)	(27,539)
Total production costs			(560,264)	(392,326)	(301,095)
Depreciation, depletion and amortization			(738,903)	(437,699)	(276,430)
Discount for well plugging and abandonment liabilities			(2,434)	(1,312)	(2,387)
Impairment of long-lived assets			(38,252)	4,207	(24,585)
Operating profit (loss) before income tax			1,134,344	820,638	564,277
Income tax			(340,303)	(246,191)	(169,283)
Crude oil & natural gas operating profit (loss)			$ 794,041	$ 574,447	$ 394,994